UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS
================================






WELLS FARGO MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                          VALUE

COMMON STOCK - 93.43%

APPAREL & ACCESSORY STORES - 1.32%
  140,900         KOHL'S CORPORATION+                                                                $  6,623,709
                                                                                                     ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.70%
  195,000         JONES APPAREL GROUP INCORPORATED                                                      6,557,850
  132,300         VF CORPORATION                                                                        7,031,745

                                                                                                       13,589,595
                                                                                                     ------------

BUSINESS SERVICES - 8.03%
  233,700         MANPOWER INCORPORATED                                                                11,369,505
  376,000         MICROSOFT CORPORATION                                                                 9,881,280
  132,600         OMNICOM GROUP INCORPORATED                                                           11,256,414
1,399,600         PARAMETRIC TECHNOLOGY CORPORATION+                                                    7,977,720

                                                                                                       40,484,919
                                                                                                     ------------

CHEMICALS & ALLIED PRODUCTS - 5.39%
  305,300         BRISTOL-MYERS SQUIBB COMPANY                                                          7,156,232
  215,800         COLGATE PALMOLIVE COMPANY                                                            11,338,132
  307,800         MERCK & COMPANY INCORPORATED                                                          8,633,790

                                                                                                       27,128,154
                                                                                                     ------------

COMMUNICATIONS - 4.53%
  354,900         COMCAST CORPORATION+                                                                 11,218,389
  445,500         VODAFONE GROUP PLC ADR                                                               11,574,090

                                                                                                       22,792,479
                                                                                                     ------------

DEPOSITORY INSTITUTIONS - 6.23%
  213,100         BANK OF AMERICA CORPORATION                                                           9,881,447
   50,790         BANK OF NEW YORK COMPANY INCORPORATED                                                 1,508,971
  233,300         JP MORGAN CHASE & COMPANY                                                             8,709,089
  252,000         STATE STREET CORPORATION                                                             11,292,120

                                                                                                       31,391,627
                                                                                                     ------------

EATING & DRINKING PLACES - 6.73%
  295,100         ARAMARK CORPORATION CLASS B                                                           7,669,649
  430,200         MCDONALD'S CORPORATION                                                               13,934,178
  312,900         WENDY'S INTERNATIONAL INCORPORATED                                                   12,271,938

                                                                                                       33,875,765
                                                                                                     ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.48%
  447,600         MOLEX INCORPORATED CLASS A                                                           11,422,752



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN
BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                          VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  400,000         NOKIA OYJ ADR                                                                      $  6,112,000

                                                                                                       17,534,752
                                                                                                     ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.72%
  261,900         SNAP-ON INCORPORATED                                                                  8,671,509
                                                                                                     ------------

FOOD & KINDRED PRODUCTS - 1.82%
  186,200         ANHEUSER-BUSCH COMPANIES INCORPORATED                                                 9,157,316
                                                                                                     ------------

FURNITURE & FIXTURES - 2.16%
  380,900         LEGGETT & PLATT INCORPORATED                                                         10,855,650
                                                                                                     ------------

GENERAL MERCHANDISE STORES - 1.68%
  752,700         BIG LOTS INCORPORATED+                                                                8,475,402
                                                                                                     ------------

HEALTH SERVICES - 2.14%
  241,700         HCA INCORPORATED                                                                     10,760,484
                                                                                                     ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.42%
    4,070         BERKSHIRE HATHAWAY INCORPORATED+                                                     12,186,028
                                                                                                     ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.75%
  322,245         DOVER CORPORATION                                                                    12,341,983
  258,700         PITNEY BOWES INCORPORATED                                                            11,574,238

                                                                                                       23,916,221
                                                                                                     ------------

INSURANCE CARRIERS - 6.47%
  196,300         ALLSTATE CORPORATION                                                                  9,901,372
  215,000         MBIA INCORPORATED                                                                    12,844,100
  242,000         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                9,820,360

                                                                                                       32,565,832
                                                                                                     ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.65%
  301,500         BAXTER INTERNATIONAL INCORPORATED                                                    10,178,640
  144,500         BECTON DICKINSON & COMPANY                                                            8,185,925

                                                                                                       18,364,565
                                                                                                     ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.11%
  137,000         EATON CORPORATION                                                                     9,314,630
583,200           HASBRO INCORPORATED                                                                  11,430,720

                                                                                                       20,745,350
                                                                                                     ------------

MISCELLANEOUS RETAIL - 2.24%
  425,000         ZALE CORPORATION+                                                                    11,288,000
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN
BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                         PORTFOLIO OF INVESTMENTS-- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.47%
   183,300        AMERICAN EXPRESS COMPANY                                                          $   9,779,055
   266,699        COUNTRYWIDE FINANCIAL CORPORATION                                                     9,867,863
   120,600        FREDDIE MAC                                                                           7,873,974

                                                                                                       27,520,892
                                                                                                     ------------

PAPER & ALLIED PRODUCTS - 2.05%
   158,000        KIMBERLY-CLARK CORPORATION                                                           10,350,580
       103        NEENAH PAPER INCORPORATED                                                                 3,285

                                                                                                       10,353,865
                                                                                                     ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.35%
   245,500        EXXONMOBIL CORPORATION                                                               12,667,800
   157,800        ROYAL DUTCH PETROLEUM COMPANY                                                         9,226,566

                                                                                                       21,894,366
                                                                                                     ------------

PRIMARY METAL INDUSTRIES - 3.25%
   166,000        ENGELHARD CORPORATION                                                                 4,988,300
   230,000        HUBBELL INCORPORATED CLASS B                                                         11,389,600

                                                                                                       16,377,900
                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.79%
    92,700        GANNETT COMPANY INCORPORATED                                                          7,419,708
   312,300        VIACOM INCORPORATED CLASS B                                                          11,661,282

                                                                                                       19,080,990
                                                                                                     ------------

TRANSPORTATION EQUIPMENT - 2.54%
   123,700        GENERAL DYNAMICS CORPORATION                                                         12,772,025
                                                                                                     ------------

WATER TRANSPORTATION - 0.41%
    36,000        CARNIVAL CORPORATION                                                                  2,073,600
                                                                                                     ------------

TOTAL COMMON STOCK (COST $462,419,671)                                                                470,480,995
                                                                                                     ------------

SHORT-TERM INVESTMENTS - 6.57%
33,072,684        WELLS FARGO MONEY MARKET TRUST~++                                                    33,072,684
                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,072,684)                                                        33,072,684
                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $495,492,355)*                         100.00%                                                 $503,553,679
                                             -------                                                 ------------

+  NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,072,684.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN
BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Master
Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                               Wells Fargo Master Trust


                                               By:      /s/Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President



                                               By:      /s/Stacie D. DeAngelo

                                                        Stacie D. DeAngelo
                                                        Treasurer

Date:  February 15, 2005

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                              Wells Fargo Master Trust



                                              By:      /s/Karla M. Rabusch

                                                       Karla M. Rabusch
                                                       President



                                              By:      /s/Stacie D. DeAngelo

                                                       Stacie D. DeAngelo
                                                       Treasurer

Date: February 15, 2005

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo C&B Large Cap Value Portfolio;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust